RELATED PARTY TRANSACTIONS (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Disclosure of transactions between related parties [line items]
Number of units granted in share-based payment arrangement | shares	82,566	376,814
Value of units granted in share-based payment arrangement	$ 449	$ 603
Number of units outstanding | shares	1,348,765	1,266,199
Value of units outstanding	$ 5,682	$ 6,389
Shared common administrative services and office space [Member]
Disclosure of transactions between related parties [line items]
Expenses from related party transactions	5	4
Amounts receivable, related party transactions	1	2
Legal services [Member]
Disclosure of transactions between related parties [line items]
Expenses from related party transactions	276	255
Amounts payable, related party transactions	$ 5	$ 26